Stock Plans, Share-Based Payments and Warrants (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 18, 2014	Mar. 21, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 15, 2015	Nov. 10, 2014	Feb. 14, 2014	May. 17, 2013	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 20,000	$ 118,000	$ 421,000	$ 418,000
Unrecognized compensation cost related to non-vested options			$ 111,000		$ 504,000
Weighted average remaining requisite service period for unrecognized compensation cost			3 years 1 month 6 days		1 year 10 months 24 days
Noncash stock-based compensation, including stock options and restricted stock			$ 26,000	120,000	$ 429,000	$ 575,000
Share-based Compensation, Total			$ 6,000
Expected recognition of unrecognized compensation costs due in current year			65.00%
Expected recognition of unrecognized compensation costs due in one year			27.00%
Expected recognition of unrecognized compensation costs due in three years			8.00%
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options			$ 2,000		$ 8,000
options outstanding					2,472,234	2,410,134	2,294,714
Fair value of options vested					$ 507,000	$ 519,000
Weighted-average fair value of options granted					$ 0.45	$ 0.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value					$ 241,000	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value					$ 235,000	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term					7 years 6 months	8 years 1 month 6 days
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.33	$ 0.45			$ 0.60	$ 0.30	$ 0.60
Warrants Exercised					791,278	2,254,500
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments, Total			1,000		$ 15,000	$ 248,000
Stock Issued During Period, Shares, New Issues		7,140,823			36,570
Proceeds from Issuance of Common Stock	$ 3,000,000		0	2,016,000	$ 4,866,000	$ 2,771,000
Additional Shares Not Issued Results Of Warrants Exercised					9	374
Shareholders Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.40
Right Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Exercised						14,879,708
Stock Issued During Period, Shares, New Issues						687,793
Proceeds from Issuance of Common Stock						$ 206,000
Incremental Fair Value Of Inducement						$ 14,000
Maximum | Right Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 0.40
Minimum | Right Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 0.30
Class D Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.40
Stock Issued During Period, Shares, Conversion of Convertible Securities							11,742,100
Warrants Exercised Under Cashless Exercise Provision							$ 0.30
Warrants Exercised							8,806,575
Class D Warrant Lambda [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						11,742,100
Class of Warrant or Right, Date from which Warrants or Rights Exercisable						Mar. 21, 2019
Shareholder Rights Offering Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Exercised					104,206
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments, Total					$ 42,000
Employee Stock Option [Member] | Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Noncash stock-based compensation, including stock options and restricted stock			16,000	110,000
Employee Stock Option [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Noncash stock-based compensation, including stock options and restricted stock			$ 4,000	$ 8,000
CEO Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued					331,550	331,550
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					$ 109,000
Weighted-average fair value of options granted					$ 0.86	$ 0.73
2000 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance					106,538
options outstanding								2,834
2000 Plan [Member] | Non Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance					106,538
2004 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance					4,500,000
Shares available for future grants					2,054,799	2,407,318
2004 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
options outstanding					1,236,975	1,028,509
2004 Plan [Member] | Non Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
options outstanding					903,709	715,692
Shares available for future grants					903,709	715,692